Related party transactions - Summary of balances with related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Due from Related Parties	¥ 123,902	¥ 181,495
Due to Related Parties	104,830	106,563
Chetuan [Member]
Due from Related Parties	27,694	105,919
Due to Related Parties	57,469	57,469
Anxinbao [Member]
Due from Related Parties	21,407	231
Eclicks [Member]
Due to Related Parties	20,676	38,840
Other Related Party [Member]
Due from Related Parties	609	130
Due to Related Parties	26,685	8,072
NIO INC [Member]
Due from Related Parties	74,192	21,109
JZG [Member]
Due from Related Parties	0	54,106
Due to Related Parties	¥ 0	¥ 2,182